Note 9 - 2021 Registered Direct Offering (Details Textual) - USD ($)		9 Months Ended
	Feb. 11, 2021	Jun. 30, 2022
Series K Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	32,343,754	32,343,754
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.17
Warrants and Rights Outstanding, Term (Year)	5 years 6 months
Placement Agent 2 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	3,234,375	3,234,375
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 0.20
Warrants and Rights, Percent of Stock Oustanding Callable	7.50%
Series K and Placement Agent 2 Warrants [Member]
Class of Warrant or Right, Warrants Exercised (in shares)		0
The 2021 Registered Direct Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares)	43,125,004
Shares Issued, Price Per Share (in dollars per share)	$ 0.16
Proceeds from Issuance or Sale of Equity, Total	$ 6,900,000
Payments of Stock Issuance Costs	700,000
The 2021 Registered Direct Offering [Member] | Non-accountable Expense Fee [Member]
Securities Purchase Agreement, Potential Fees	10,000
The 2021 Registered Direct Offering [Member] | Fees and Expenses of Legal Counsel and Other Out-of-pocket Expenses [Member]
Securities Purchase Agreement, Potential Fees	50,000
The 2021 Registered Direct Offering [Member] | Clearing Expenses [Member]
Securities Purchase Agreement, Potential Fees	$ 10,000
The 2021 Registered Direct Offering [Member] | Participating Investors [Member]
Securities Purchase Agreement, Cash Placement Fee	7.50%
The 2021 Registered Direct Offering [Member] | Certain Investors With Pre-existing Relationships [Member]
Securities Purchase Agreement, Cash Placement Fee	6.00%